Exploration and Evaluation Assets	9 Months Ended
Sep. 30, 2019
EXPLORATION AND EVALUATION ASSETS
Exploration and Evaluation Assets

6.	EXPLORATION AND EVALUATION ASSETS

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada					US
	Post Creek Property	Halcyon Property	Quetico Claims	Lingman Lake	Enid Creek	Section 35 Property	Greenland Maniitsoq Property	Total
Acquisition
Balance, December 31, 2018	288	222	42	-	-	8	42	602
Acquisition costs – cash	10	8	-	14	3	1	-	36
Balance, September 30 2019	298	230	42	14	3	9	42	638

Exploration
Balance, December 31, 2018	1,431	209	22	-	-	-	62,215	63,877
Administration	1	1	-	-	-	-	9	11
Corporate social responsibility	2	1	-	-	-	-	-	3
Property maintenance	-	-	-	-	-	-	17	17
Drilling	29	-	12	5	-	-	203	249
Environmental, health and safety	-	-	-	-	-	-	8	8
Geology	20	10	-	5	-	2	117	154
Geophysics	1	1	4	2	-	1	28	37
	53	13	16	12	-	3	382	479
Balance, September 30 ,2019	1,484	222	38	12	-	3	62,597	64,356
Total, September 30, 2019	1,782	452	80	26	3	12	62,639	64,994

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada			US
	Post Creek Property	Halcyon Property	Quetico Claims	Section 35 Property	Greenland Maniitsoq Property	Total
Acquisition
Balance, December 31, 2017	278	214	-	6	36	534
Acquisition costs – cash	10	8	40	2	18	78
Balance September 30, 2018	288	222	40	8	54	612

Exploration
Balance, December 31, 2017	1,138	187	-	-	48,635	49,960
Administration	2	2	2	-	476	482
Corporate social responsibility	1	1	-	-	57	59
Environment, health And safety	-	-	-	-	137	137
Property maintenance	1	1	1	-	17	20
Drilling expenses	5	-	-	-	3,917	3,922
Camp operations	-	-	-	-	2,942	2,942
Helicopter charter aircraft	-	-	-	-	4,168	4,168
Geology	24	15	17	-	638	694
Geophysics	-	-	1	-	761	762
Infrastructure	-	-	-	-	31	31
Technical studies	-	-	-	-	19	19
	33	19	21	-	13,163	13,236
Balance September 30, 2018	1,171	206	21	-	61,798	63,196
Total, September 30, 2018	1,459	428	61	8	61,852	63,808

The following is a description of the Company’s exploration and evaluation assets and the related spending commitments:

Post Creek

On December 23, 2009, the Company executed a letter of intent whereby the Company has an option to acquire a mineral claim known as the Post Creek Property located within the Sudbury Mining District of Ontario.

On April 5, 2010 and as amended on March 12, 2013, the Company entered into an option agreement to acquire a 100% interest in the Post Creek Property, subject to certain net smelter return royalties (“NSR”) and advance royalty payments. To December 31, 2015, the Company has completed the required consideration and acquired its interest in the Post Creek Property. Commencing August 1, 2015, the Company is obligated to pay advances on the NSR of $10,000 per annum, totalling $10,000 during the year ended December 31, 2018, the total of which will be deducted from any payments to be made under the NSR. The total advances paid during the nine months period ended September 30, 2019 were $10,000, (September 30, 2018 - $10,000).

During the nine months period ended September 30, 2019, the Company incurred exploration expenditures totalling $53,014 (September 30, 2018 - $33,231) on the Post Creek Property.

Halcyon

On April 5, 2010 and as amended on March 12, 2013, the Company entered into an option agreement to acquire rights to Halcyon Property, subject to certain NSR and advance royalty payments. To December 31, 2015, the Company has completed the required consideration and acquired its interest in the Halcyon Property. Commencing August 1, 2015, the Company is obligated to pay advances on the NSR of $8,000 per annum, totalling $8,000 during the year ended December 31, 2018, the total of which will be deducted from any payments to be made under the NSR.

During the nine months period ended September, 2019, the Company incurred $20,853 (September 30, 2018 - $26,563) in exploration and license related expenditures on the Halcyon Property.

Quetico

on April 26, 2018, the Company acquired certain claims known as Quetico located within the Sudbury Mining District of Ontario. The Company incurred total acquisition and exploration related costs of $64,256 during the year ended December 31, 2018.

The Company had no minimum required exploration commitment for the year ended December 31, 2018 as it is not required to file any geoscience assessment work between the initial recording of a mining claim and the first anniversary date of the mining claim.

By the second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office. The company could maintain mining claims by filing an Application to Distribute Banked Assessment Work Credits form before any due date. Payments in place of reporting assessment work may also be used to meet yearly assessment work requirements, provided the payments are not used for the first unit of assessment work and consecutively thereafter. Payments cannot be banked to be carried forward for future use. The total annual work requirement for Quetico project after April 26, 2020 is $324,000 should the Company maintain the current size of the claims.

During the nine months period ended September, 2019, the Company incurred $16,425 (September 30, 2018 - $61,210) in exploration and license related expenditures on the Quetico Property.

Lingman Lake Property

During the period ended September 30, 2019, the Company digitally staked 188 cells/claims known as Lingman Lake. The property occurs about 65 km South East of Red Sucker Lake First Nation and about 35 km southwest of Sachigo Lake First Nation, approximately 650 km northwest of Thunder Bay. The Company incurred total acquisition and exploration related costs of $26,453.

Loveland (Enid Creek) Property

On September 25, 2019, the Company entered into earn in agreement with International Explorers and Prospectors Inc. whereby the Company may acquire a 100% interest in the Loveland Nickel Property located in Timmins, Ontario. Consideration for the acquisition is $1,525,000 in cash, 300,000 post-consolidation common shares and $4,500,000 in work commitments over a 5-year period. The TSX Venture Exchange approved the transaction for filing on October 24, 2019. The 300,000 common shares were issued subsequent to the quarter as a purchase consideration with a value of $60,000.

During the period ended September 30, 2019, the Company incurred acquisition related costs of $2,810.

Section 35 Property

On January 4, 2016, the Company entered into a 10 year Metallic Minerals Lease (the “Lease”) with the Michigan Department of Natural Resources for an area covering approximately 320 acres. The terms of the Lease require an annual rental fee at a rate of US $3.00 per acre for years 1-5 and at a rate of US $6.00 per acre for years 6-10. The Company shall pay a minimum royalty at a rate of US $10.00 per acre for the 11th year onwards, with an increase of an additional US $5.00 per acre per year up to a maximum of US $55.00 per acre per year. A production royalty of between 2% - 2.5% is payable from production of minerals and/or mineral products from an established mining operation area. The Company paid the first year rental fee and the required reclamation deposit of $14,327 (US $10,000). The Department of Natural Resources shall annually review the level of the reclamation deposit and shall require the amount to be increased or decreased to reflect changes in the cost of future reclamation of the leased premises.

During the nine months period ended September 30, 2019, the Company spent a total of $4,548 in exploration and license related expenditures, (September 30, 2018 - $1,591).

Maniitsoq

The Company has been granted certain exploration licenses, by the Bureau of Minerals and Petroleum (“BMP”) of Greenland for exclusive exploration rights of an area comprising the Maniitsoq Property, located near Ininngui, Greenland. The Property is subject to a 2.5% NSR. The Company can reduce the NSR to 1% by paying $2,000,000 on or before 60 days from the decision to commence commercial production.

At the expiration of the first license period, the Company may apply for a second licence period (years 6-10), and the Company may apply for a further 3-year licence for years 11 to 13. Thereafter, the Company may apply for additional 3-year licences for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.

The Company may terminate the licenses at any time; however any unfulfilled obligations according to the licenses will remain in force, regardless of the termination.

Future required minimum exploration expenditures will be adjusted each year on the basis of the change to the Danish Consumer Price Index.

During the nine months period ended September 30, 2019, the Company spent in aggregate of $382,020 (September 30, 2018 - $13,181,011) in exploration and license related expenditures on the Maniitsoq Property, which is comprised of the Sulussugut, Ininngui and Carbonatite Licenses. Further details on the licenses and related expenditures are outlined below.

Sulussugut License (2011/54)

(All references to amounts in Danish Kroners, “DKK”)

Effective August 15, 2011, the Company was granted an exploration license (the “Sulussugut License”) by the BMP of Greenland for exclusive exploration rights of an area located near Sulussugut, Greenland. The Company paid a license fee of $5,742 (DKK 31,400) upon granting of the Sulussugut License. The application for another 5 year term on the Sulussugut License was submitted to the Greenland Mineral Licence & Safety Authority which was effective on April 11, 2016, with December 31, 2017 being the seventh year. During the year ended December 31, 2016, the Company paid a license fee of $7,982 (DKK 40,400) which provides for renewal of the Sulussugut License until 2020.

To December 31, 2015, under the terms of a preliminary license, the Company completed the exploration requirements of an estimated minimum of DKK 83,809,340 (approximately $15,808,386) between the years ended December 31, 2011 to 2015 by incurring $26,115,831 on the Sulussugut License. The accumulated exploration credits held at the end to December 31, 2015, of DKK 100,303,710 (approximately $19,067,735) can be carried forward until 2019. Under the terms of the second license period, the required minimum exploration expenditures for the year ended December 31, 2017 was DKK 44,373,540 (approximately $8,955,201). As of December 31, 2018, the Company has spent $55,731,837 on exploration costs for the Sulussugut License.

To December 31, 2018, the Company has completed all obligations with respect to required reduction of the area of the license.

During the year ended December 31, 2018, the Company had approved exploration expenditures of DKK 79,604,364 (approximately $16,342,476) which results in the total cumulative surplus credits of DKK 326,111,805 (approximately $66,950,764). The credits may be carried forward until December 31, 2021.

The Company had no minimum required exploration for the year ended December 31, 2018. During the year ended December 31, 2018, the Company spent a total of $10,794,837 (December 31, 2017 - $11,078,506) in exploration and license related expenditures on the Sulussugut License.

During the nine months period ended September 30, 2019, the Company spent a total of $219,377 in exploration and license related expenditures, (September 30, 2018 - $10,400,576).

Ininngui License (2012/28)

Effective March 4, 2012, the Company was granted an exploration license (the “Ininngui License”) by the BMP of Greenland for exclusive exploration rights of an area located near Ininngui, Greenland. The Company paid a license fee of $5,755 (DKK 32,200) upon granting of the Ininngui License. The Ininngui License was valid for 5 years until December 31, 2016, with December 31, 2012 being the first year. The Ininngui License is contiguous with the Sulussugut License.

To December 31, 2018, the Company’s expenditures exceeded the minimum requirement and the Company has a total cumulative surplus credits of DKK 35,509,523 (approximately $7,290,105). The credits may be carried forward until December 31, 2021.

The Company had no minimum required exploration for the year ended December 31, 2018. As of December 31, 2018, the Company has spent $5,120,917 on exploration costs for the Ininngui License.

Should the Company not incur the minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year. This procedure may not be used for more than 2 consecutive calendar years and as at December 31, 2018, the Company has not used the procedure for the license.

During the year ended December 31, 2018, the Company spent a total of $1,422,917 (December 31, 2017 - $984,626) in exploration and license related expenditures on the Ininngui License.

During the nine months period ended September 30, 2019, the Company spent a total of $39,184 in exploration and license related expenditures, (September 30, 2018 - $1,366,147).

Carbonatite License (2018/21)

Effective May 4, 2018, the Company was granted an exploration license (the “Carbonatite License”) by the BMP of Greenland for exclusive exploration rights of an area located near Maniitsoq in West Greenland. The Company paid a license fee of $6,523 (DKK 31,000) upon granting of the Carbonatite License. The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2018 being the first year. As of December 31, 2018, the Company has spent $1,362,959 on exploration costs for the Carbonatite License.

During the year ended December 31, 2018, the Company spent a total of $1,369,482 in exploration and license related expenditures (December 31, 2017 - $Nil) for the Carbonatite License.

The Company had a minimum required exploration obligation of DKK 268,950 (approximately $55,215) for the year ended December 31, 2018. To December 31, 2018, the Company’s expenditures exceeded the minimum requirement and the Company has a total surplus credit of DKK 9,830,021 (approximately $2,018,103). The credit may be carried forward until December 31, 2021.

During the nine months periods ended September 30, 2019, the Company spent a total of $123,460 in exploration and license related expenditures, (September 30, 2018 - $1,282,590).

Ikertoq License

During the period ended September 30, 2018, the Company was granted an exploration license, “Ikertoq” by the BMP of Greenland and spent total of $132,679 in exploration and license related expenditures. The license was later relinquished and the costs were expensed as at December 31, 2018.